DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

NOTE 1 – DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

Description of Business

Oncotelic Therapeutics, Inc. (“Oncotelic”), was formed in the State of New York in 1988 as OXiGENE, Inc., was reincorporated in the State of Delaware in 1992, and changed its name to Mateon Therapeutics, Inc. in 2016, and Oncotelic Therapeutics, Inc. in November 2020. Oncotelic conducts business activities through Oncotelic and its wholly owned subsidiaries, Oncotelic, Inc., a Delaware corporation, PointR Data, Inc. (“PointR”), a Delaware corporation; Pet2DAO, Inc (“Pet2DAO”) and EdgePoint AI, Inc. (“Edgepoint”), a Delaware Corporation for which there are non-controlling interests, (Oncotelic, Oncotelic Inc., PointR, Pet2DAO and Edgepoint are collectively called the “Company” or “We”). The Company completed a reverse merger with Oncotelic Inc in April 2019, a merger with PointR in November 2019 and formed a subsidiary Edgepoint in February 2020. For more information on these mergers, refer to our 2020 Annual Report on Form 10-K filed with the SEC on April 15, 2021.

The Company is currently developing OT-101, through its joint venture (“JV”) with Dragon Overseas Capital Limited (“Dragon”) and GMP Biotechnology Limited (“GMP Bio”), both affiliates of Golden Mountain Partners (“GMP”), for various cancers and COVID-19, Artemisinin for COVID-19 and AI technologies for clinical development and manufacturing. The Company is also independently planning to develop OT-101 for certain animal health indications and contemplating using crypto currencies for that platform. The Company has acquired apomorphine for Parkinson’s Disease, erectile dysfunction and female sexual dysfunction. In addition, the Company is evaluating the further development of its product candidates OXi4503 as a treatment for acute myeloid leukemia and myelodysplastic syndromes and CA4P in combination with a checkpoint inhibitor for the treatment of advanced metastatic melanoma.

The Company is primarily a cancer immunotherapy company dedicated to the development of first in class self-immunization protocol (“SIP™”) candidates for difficult to treat cancers. The Company’s proprietary SIP™ candidates are expected to offer advantages over other immunotherapies because they do not require extraction of the tumor or isolation of the antigens, and they have the potential for broad-spectrum applicability for multiple cancer types. The Company’s proprietary product candidates have shown promising clinical activity in phase 2 trials for the treatment of gliomas and pancreatic cancers. The Company aims to translate its unique insights, which span more than three decades of original work using RNA therapeutics, into the deployment of antisense as a RNA therapeutic for diseases which are caused by TGF-β overexpression, starting with cancer and expanding to Duchenne Muscular Dystrophy (“DMD”) and others. OT-101, is being developed as a broad-spectrum anti-cancer drug that can also be used in combination with other standard cancer therapies to establish an effective multi-modality treatment strategy for difficult-to-treat cancers. The JV plans to initiate phase 3 clinical trials for OT-101 in both high-grade glioma and pancreatic cancer, and any other indications that may evolve, for human pharmaceutical needs. The Company is evaluating the further development of its product candidates OXi4503 as a treatment for acute myeloid leukemia and myelodysplastic syndromes and CA4P in combination with a checkpoint inhibitor for the treatment of advanced metastatic melanoma. The JV is also developing OT-101 for the various epidemics and pandemics, similar to the current corona virus (“COVID-19”) pandemic. In this connection, the Company entered into an agreement and supplemental agreement with GMP for a total of $1.2 million to render services and was paid for the development of OT-101. In 2020 and 2021, the Company was developing Artemisinin as a potential therapy for COVID-19. Artemisinin, purified from a plant Artemisia annua. For more information on GMP and Artemisinin, refer to our 2021 Annual report on Form 10-K filed with the SEC on April 15, 2022.

Amendments to Certificate of Incorporation

In March 2021, the Company received approval from the Financial Industry regulatory Authority (“FINRA”) on its notice of corporate action to change the name of the Company from Mateon Therapeutics, Inc. to Oncotelic Therapeutics, Inc, and the Company’s ticker symbol has changed from “MATN” to “OTLC”.

In January 2021, the Company filed an additional amendment to its Certificate of Incorporation, as amended (the “Charter Amendment”), with the Secretary of State for the State of Delaware, which Charter Amendment went effective immediately upon acceptance by the Secretary of State for the State of Delaware. The Charter Amendment increased the number of authorized shares of Common Stock from 150,000,000 shares to 750,000,000 shares.

In addition, the Company registered an additional total of 20,000,000 shares of its Common Stock, which may be issued pursuant to the Company’s Amended and Restated 2015 Equity Incentive Plan (the “Plan”). As such, the total number of shares of the Company’s Common Stock available for issuance under the 2015 plan is 27,250,000.

Fundraising

J.H. Darbie Financing Notes & Issuance of Oncotelic Warrants

In February 2022, the Company and 99 out of 100 of the Investors agreed to extend the maturity date of the notes connected to the Units from March 31, 2022 to March 31, 2023. In addition, the Company issued approximately 33 million warrants to purchase $50,000 of shares of common stock of the Company in connection with agreeing to extend the maturity date by one year. The issuance of the additional warrants resulted in the Company recording an expense of approximately $2.9 million in the Company’s statement of operations during the year ended December 31, 2022. For more information on the JD Darbie financing, refer to Note 7 of the Notes to the Consolidated Financial Statements.

Equity Purchase Agreement

In May 2021, the Company entered into an Equity Purchase Agreement (the “EPL”) and Registration Rights Agreement (the “Registration Rights Agreement”) with Peak One Opportunity Fund, L.P. (“Peak One”), pursuant to which the Company shall have the right, but not the obligation, to direct Peak One to purchase up to $10.0 million (the “Maximum Commitment Amount”) in shares of the common stock, par value $0.01 per share (“Common Stock”) in multiple tranches. The Company filed a post-effective amendment to reregister the EPL on April 26, 2022 and the post-effective amendment was found effective by the SEC on May 6, 2022. Since the EPL was made effective in June 2021 till December 31, 2022, the Company has directed Peak One, on multiple occasions, for an aggregate of 4.7 million shares of Common Stock for aggregate net cash proceeds of approximately $0.6 million. For more information on the EPL, refer to Note 9 of the Notes to the Consolidated Financial Statements.

Geneva Roth Remark Notes

In May 2021, the Company consummated the closing of a private placement transaction whereby, pursuant to a Securities Purchase Agreement (the “Geneva Agreement”) entered into with Geneva Roth Remark (“Geneva”), the Company issued a convertible promissory note in the aggregate principal amount of $203,750 (the “Note 1”). Further in June 2021, the Company issued an additional convertible promissory note in the aggregate principal amount of $103,750 (“Note 2”, and collectively with Note 1, the “Notes”). For more information on the debt financing of the Company, refer to Note 5 of the Notes to the Consolidated Financial Statements.

August 2021 Notes

In August 2021, the Company issued Note Purchase Agreements with Autotelic Inc., the Company’s Chief Financial Officer (“CFO”), and certain other accredited investors. Under the terms of the Note Purchase Agreements, the Company issued an aggregate of $698,500 (the “Principal Amount”) in debt in the form of unsecured convertible promissory notes (collectively, the “Notes”). The Notes are unsecured, and provide for interest at the rate of 5% per annum. Such Notes were issued against some of the short-term debt due as of June 30, 2021. For more information on the debt financing of the Company, refer to Note 5 of the Notes to the Consolidated Financial Statements.

November/December 2021 Notes

In November / December 2021, the Company entered into various Securities Purchase Agreements with Talos Victory Fund, LLC (the (“Talos”), Mast Hill Fund, LP (“Mast”), FirstFire Global Opportunities Fund, LLC (“FirstFire”), Blue Lake Partners, LLC (“Blue Lake”) and Fourth Man, LLC (“Fourth Man”), pursuant to which the Company issued convertible promissory notes in the aggregate principal amount of $0.25 million each, aggregating gross $1.25 million (the “Notes”), which Notes are convertible into shares of the Company’s common stock, par value $0.01 per share (“Common Stock”).

In January 2022, three of the five note holders under the November / December 2021 Notes exercised their warrants to purchase shares of Common Stock of the Company on a cashless basis. As such, the Company issued the note holders 3,041,958 shares of Common Stock.

In March 2022, the Company entered into a Securities Purchase Agreement with Fourth Man, pursuant to which the pursuant to which the Company issued convertible promissory note in the aggregate principal amount of $0.25 million, which Note is convertible into shares of the Company’s Common Stock. As of December 31, 2022, this note is in technical default and available for conversion to OTLC shares due to cross default provision contained in November / December 2021 Notes. This Note was undertaken by the Company pursuant to the Darbie Agreement.

In August 2022, the Company converted $140,000 of Fourth Man Note into 2,025,000 shares of common stock. Further in September 2022, the Company converted $68,250 of Blue Lake note into 1,428,571 shares of common stock.

In October 2022, Fourth Man exercised their warrants to purchase shares of Common Stock of the Company on a cashless basis. As such, the Company issued the note holder 912,162 shares of Common Stock.

In December 2022, the Company partially converted $50,000 of Fourth Man Note into 739,285 shares of common stock.

For more information on the debt financing of the Company, refer to Note 5 of the Notes to the Consolidated Financial Statements.

May 2022 Note

In May 2022, the Company entered into a Securities Purchase Agreement with Mast, pursuant to which the Company issued convertible promissory notes in the aggregate principal amount of $0.6 million, which note is convertible into shares of the Company’s Common Stock. As of December 31, 2022, this note is in technical default and available for conversion to OTLC shares due to cross default provision contained in November / December 2021 Notes. This note was used to fully repay November 2021 Talos note and the December 2021 First Fire note. $35,000 of the First Fire Note was converted into 500,000 shares of Common Stock and the balance was repaid in cash

In June 2022, Mast fully converted their November 2021 Note, for which the company issued 4,025,000 shares of Common Stock.

For more information on the debt financing of the Company, refer to Note 5 of the Notes to the Consolidated Financial Statements.

June 2022 Note

In June 2022, the Company entered into a Securities Purchase Agreement with Blue Lake, pursuant to which the Company issued convertible promissory notes in the aggregate principal amount of $0.34 million, which note is convertible into shares of the Company’s Common Stock. As of December 31, 2022, this note is in technical default and available for conversion to OTLC shares due to cross default provision contained in November / December 2021 Notes. This note was utilized for corporate expenses.

For more information on the debt financing of the Company, refer to Note 5 of the Notes to the Consolidated Financial Statements.

GMP Note purchase agreements and unsecured notes

In August 2021 the Company, the Company’s Chief Executive Officer (the “CEO”), and GMP executed a letter of intent and a non-binding term sheet (the “Term Sheet”), which Term Sheet included certain binding terms relating to a standstill agreement and the issuance of a convertible promissory note (as more fully described below).

In September 2021, the Company entered into an Unsecured Convertible Note Purchase Agreement (the “Purchase Agreement”) with GMP, pursuant to which the Company issued a convertible promissory note in the aggregate principal amount of $1.5 million (the “September 2021 Note”), which September 2021 Note is convertible into shares of the Company’s Common Stock.

In October 2021, the Company entered into an Unsecured Convertible Note Purchase Agreement (the “October Purchase Agreement”) with GMP, pursuant to which the Company issued a convertible promissory note in the aggregate principal amount of $0.5 million (the “October 2021 Note”), which October 2021 Note is convertible into shares of the Company’s Common Stock.

In January 2022, the Company entered into an Unsecured Convertible Note Purchase Agreement (the “January Purchase Agreement”) with GMP, pursuant to which the Company issued a convertible promissory note in the aggregate principal amount of $0.5 million (the “January 2022 Note”), which January 2022 Note is convertible into shares of the Company’s Common Stock.

For more information on the GMP debt financing, refer to Note 5 of the Notes to the Consolidated Financial Statements.

Joint Venture with GMP Bio

In March 2022, the Company formalized a joint venture (“JV”) with Dragon Overseas Capital Limited (“Dragon”) and GMP Biotechnology Limited (“GMP Bio”), both affiliates of GMP. Although no assurances can be given, the Company and GMP currently intend to conduct an initial public offering of the JV, at a future date, on either the Hong Kong Exchange or other stock exchange.

For more information on the JV, refer to Note 6 of the Notes to the Consolidated Financial Statements.

Pet2DAO

In November 2022, the Company formed a Decentralized autonomous organization (“DAO”) entity, Pet2DAO LLC (“Pet2DAO”), as a wholly owned subsidiary. A DAO is an emerging form of legal structure, that has no central governing body, and whose members share a common goal to act in the best interest of the entity. Pet2DAO is a DAO technology company, integrating the strong governance of traditional corporations with the innovative DAO architecture. The Company will look to engage stakeholders, to build value through the DAO, while maintaining the rigor of traditional corporations, including governance, compliance, and accountability through a team of veterans in public companies with innovators in AI, blockchain and Web3. Pet2DAO will initially be looking to develop products for the animal health space. The Company will initially issue regular tokens and non-fungible tokens (“NFT” and cumulatively “Tokens”) of Pet2DAO called PDAO to its employees, shareholders and key opinion leaders (“KOLs’) and use the Tokens to propose and vote on various animal health related programs. In the future, the Company will evaluate and plan to register these tokens with the SEC to make such Tokens freely tradable at a future point in time.

Licensing Agreement with Autotelic Inc.

In September 2021, the Company entered into an exclusive License Agreement (the “Agreement”) with Autotelic, Inc. (“Autotelic”), pursuant to which Autotelic granted Oncotelic, among other things: (i) the exclusive right and license to certain Autotelic Patents (as defined in the Agreement) and Autotelic Know-How (as defined in the Agreement); and (ii) a right of first refusal to acquire at least a majority of the outstanding capital stock of Autotelic prior to Autotelic entering into any transaction that is a financing collaboration, distribution revenues, earn-outs, sales, out-licensing, purchases, debt, royalties, merger acquisition, change of control, transfer of cash or non-cash assets, disposition of capital stock by way of tender or exchange offer, partnership or any other joint or collaborative venture, research collaboration, material transfer, sponsored research or similar transaction or agreements. In exchange for the rights granted to Oncotelic, Autotelic will be entitled to earn the milestone payments of up to $50 million upon achievement of certain financial, development and regulatory milestones. In addition to the milestone payments, Autotelic would be entitled to earn royalties equal to 15% of the net sales of any products that incorporate the Autotelic Patents or Autotelic Know-How. The Agreement contains representations, warranties and indemnification provisions of each of the parties thereto that are customary for transactions of this type. For more information on the Agreement, refer to our 2021 Annual Report on form 10-K filed with the SEC on April 15, 2022.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, Oncotelic, PointR and Edgepoint for which there are non-controlling interests. Intercompany accounts and transactions have been eliminated in consolidation.

Liquidity and Going Concern

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. The Company has incurred net losses of approximately $25.9 million since inception of Oncotelic Inc. as the Company’s historical financial statements before the Merger have been replaced with the historical financial statements of Oncotelic Inc. prior to the Merger in the financial statements and filings. The Company also has a negative working capital of $16.96 million at December 31, 2022, of which approximately $1.3 million is attributable to assumed negative working capital of the Company and $2.6 million contingent liability of issuance of common shares of the Company to PointR shareholders upon achievement of certain milestones in accordance with the PointR Merger Agreement. The Company has negative cash flows from operations for the year ended December 31, 2022 of approximately $1.5 million. These conditions raise substantial doubt about the Company’s ability to continue as a going concern for a period of one year from the date of this filing. Management expects to incur significantly lower costs and losses in the foreseeable future, as a majority of the costs related with the development of OT-101 will be incurred by the JV, but the Company also recognizes the need to raise capital to remain viable. The accompanying consolidated financial statements do not include any adjustments that might be necessary should the Company be unable to continue as a going concern.

The Company’s long-term plans include continued development of its current pipeline of products, in addition to continue the development of OT-101 which is exclusively out-licensed to the JV and the JV will be responsible for the funding required to support the development in entirety, to generate sufficient revenues, through either technology transfer or product sales, or raise additional financing to cover its anticipated expenses. Until the Company is able to generate sufficient revenues from its current pipeline, the Company plans on funding its operations through the sale of equity and/or the issuance of debt, combined with or without warrants or other equity instruments.

Between July 2020 and March 2021, the Company raised gross proceeds of $5 million, through JH Darbie Financing. The Company incurred $0.7 million of costs associated with the raise, of which $0.65 million was paid as direct placement fees to JH Darbie. JH Darbie and the Company are parties to a placement agent agreement, dated February 25, 2020 pursuant to which JH Darbie has the right to sell a minimum of 40 Units and a maximum of 100 Units on a best-efforts basis. Concurrently with the sale of the Units, JH Darbie was granted, a warrant, exercisable over a five-year period, to purchase 10% of the number of Units sold in the JH Darbie Financing. As such, the Company granted 10 Units to JH Darbie pursuant to the JH Darbie Placement Agreement.

In addition to the JH Darbie Financing, the Company raised approximately $0.2 million from the Equity Purchase Agreement with Peak One, $0.5 million from Note Agreements with GMP, approximately $0.1 million from from Autotelic Inc., a related party, and $1.1 million from various investors in Notes from March 2022, May 2022 and June 2022 financing.

Although no assurances can be given as to the Company’s ability to deliver on its revenue plans, or that unforeseen expenses may arise, management believes that the potential equity and debt financing or other potential financing will provide the necessary funding for the Company to continue as a going concern. Also, management cannot guarantee any potential debt or equity financing will be available on favorable terms or at all. As such, management does not believe the Company has sufficient cash for 12 months from the date of this report. If adequate funds are not available on acceptable terms, or at all, the Company will need to curtail operations, or cease operations completely.